CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - RUB (₽) ₽ in Millions	Common stock	Treasury stock	Additional paid-in capital	Financial instruments revaluation reserve MTS Bank	Financial instruments revaluation reserve	Foreign currency translation reserve	Remeasurements of the net defined benefit liability	Retained earnings	Equity attributable to equity holders MTS Bank	Equity attributable to equity holders	Non-controlling interests	MTS Bank	Total
Balance at beginning of the year at Dec. 31, 2018		₽ (44,808)
Balance at beginning of the year (in shares) at Dec. 31, 2018		(167,638,899)
Balance at beginning of the year at Dec. 31, 2018	₽ 200				₽ 237	₽ (1,971)	₽ 670	₽ 110,946		₽ 65,274	₽ 12,291		₽ 77,565
Balance at beginning of the year (in shares) at Dec. 31, 2018	1,998,381,575
Profit for the year								54,241		54,241	858		55,099
Disposal of VF Ukraine (Note 11)						7,947				7,947			7,947
Currency translation adjustment						721				721			721
Net fair value (loss) / gain on financial instruments				₽ (237)					₽ (237)			₽ (237)	(237)
Total comprehensive (loss) / income for the year					₽ (237)	8,668		54,241		62,672	858		63,530
Issuance of stock options			₽ 872							872			872
Exercise of stock options		₽ (982)	1,060							78			78
Exercise of stock options (in shares)		3,610,561
Dividends declared by MTS								(74,302)		(74,302)			(74,302)
Dividends to non-controlling interests											1,123		1,123
Purchase of own stock (Note 32)		₽ (15,922)								(15,922)			(15,922)
Purchase of own stock (Note 32) (in shares)		(61,519,084)
Purchase of non-controlling interests			(4,162)							(4,162)	(8,700)		(12,862)
Acquisitions under common control (Note 5)			(1,286)							(1,286)			(1,286)
Reclass to retained earnings and other			5,636					(5,636)
Balance at end of the year at Dec. 31, 2019	₽ 200					6,697	670	85,249		33,068	3,326		36,394
Balance at end of the year (in shares) at Dec. 31, 2019	1,998,381,575
Balance at end of the year at Dec. 31, 2019		₽ (59,748)
Balance at end of the year (in shares) at Dec. 31, 2019		(225,547,422)
Profit for the year								61,412		61,412	661		62,073
Currency translation adjustment						1,644				1,644			1,644
Total comprehensive (loss) / income for the year						1,644		61,412		63,056	661		63,717
Issuance of stock options			560							560			560
Exercise of stock options		₽ 768	(767)
Exercise of stock options (in shares)		2,865,735
Dividends declared by MTS								(52,012)		(52,012)			(52,012)
Dividends to non-controlling interests											52		52
Purchase of own stock (Note 32)		₽ (16,010)								(16,010)			(16,010)
Purchase of own stock (Note 32) (in shares)		(48,797,719)
Reclass to retained earnings and other			296					(258)		38	(49)		(11)
Balance at end of the year at Dec. 31, 2020	₽ 200		89			8,341	670	94,391		28,700	3,990		32,690
Balance at end of the year (in shares) at Dec. 31, 2020	1,998,381,575
Balance at end of the year at Dec. 31, 2020		₽ (74,990)											(74,990)
Balance at end of the year (in shares) at Dec. 31, 2020		(271,479,406)
Profit for the year								63,473		63,473	796		64,269
Currency translation adjustment						1,197				1,197			1,197
Total comprehensive (loss) / income for the year						1,197		63,473		64,670	796		65,466
Issuance of stock options			2,796							2,796			2,796
Exercise of stock options		₽ 279	(263)							16			16
Exercise of stock options (in shares)		1,030,559
Dividends declared by MTS								(61,967)		(61,967)			(61,967)
Dividends to non-controlling interests											52		52
Purchase of own stock (Note 32)		₽ (21,484)								(21,484)			(21,484)
Purchase of own stock (Note 32) (in shares)		(65,308,610)
Purchase of non-controlling interests			(143)							(143)			(143)
Acquisitions under common control (Note 5)			(2,794)							(2,794)			(2,794)
Reclass to retained earnings and other			934					(962)		(28)			(28)
Balance at end of the year at Dec. 31, 2021	₽ 200		₽ 619			₽ 9,537	₽ 670	₽ 94,935		₽ 9,766	₽ 4,838		14,604
Balance at end of the year (in shares) at Dec. 31, 2021	1,998,381,575
Balance at end of the year at Dec. 31, 2021		₽ (96,195)											₽ (96,195)
Balance at end of the year (in shares) at Dec. 31, 2021		(335,757,457)